CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 358.6	$ 608.3	$ 470.2	$ 485.7	$ 509.5	$ 737.0
Accounts receivable, net of allowance for doubtful accounts of $37.9 (2013) and $33.3 (2012)	1,632.3	1,847.7		1,848.6
Settlement assets	9,181.7	9,173.8		10,658.3
Other current assets	351.7	253.6		322.9
Total current assets	11,524.3	11,883.4		13,315.5
Property and equipment, net of accumulated depreciation of $1,100.4 (2013) and $1,024.3 (2012)	866.9	855.8		935.9
Goodwill	17,232.0	17,282.5		17,204.6	17,296.9
Customer relationships, net of accumulated amortization of $4,284.7 (2013) and $3,839.0 (2012)	3,322.6	3,756.3		4,425.4
Other intangibles, net of accumulated amortization of $1,712.8 (2013) and $1,544.0 (2012)	1,726.9	1,828.6		1,879.2
Investment in affiliates	1,338.7	1,413.1		1,490.6	1,208.2
Long-term settlement assets	18.6	54.3		181.0
Other long-term assets	813.7	825.0		844.1
Total assets	36,843.7	37,899.0		40,276.3
Current liabilities:
Accounts payable	254.6	260.9		205.9
Short-term and current portion of long-term borrowings	248.3	257.1		133.4
Settlement obligations	9,197.6	9,226.3		10,837.8
Other current liabilities	1,371.1	1,600.6		1,643.1
Total current liabilities	11,071.6	11,344.9		12,820.2
Long-term borrowings	22,565.1	22,528.9		22,521.7
Long-term deferred tax liabilities	553.1	509.5		695.4
Other long-term liabilities	786.1	821.9		763.6
Total liabilities	34,975.9	35,205.2		36,800.9
Commitments and contingencies (See Note 11)
Redeemable noncontrolling interest	67.9	67.4	66.6	67.4	28.1
First Data Corporation stockholder's (deficit) equity:
Common stock, $.01 par value; authorized and issued 1,000 shares (2012 and 2011)
Additional paid-in capital	7,376.1	7,341.5		7,375.2
Paid-in capital	7,376.1	7,341.5		7,375.2
Accumulated loss	(8,155.3)	(7,387.8)		(6,680.2)
Accumulated other comprehensive loss	(616.4)	(552.2)		(598.4)	(636.9)	(681.7)
Total First Data Corporation stockholder's deficit	(1,395.6)	(598.5)		96.6
Noncontrolling interests	3,195.5	3,224.9		3,311.4
Total equity	1,799.9	2,626.4	2,841.8	3,408.0	4,059.9	5,100.1
Total liabilities and equity	$ 36,843.7	$ 37,899.0		$ 40,276.3